AIM/CIGNA
HERITAGE

ANNUAL REPORT
DECEMBER 31, 1997

                                               [PHOTO APPEARS HERE]

                                               A Lasting Investment
                                               Structure for the
                                               Retirement of Your Life


[LOGO OF AIM APPEARS HERE]


[LOGO OF CIGNA APPEARS HERE]

TABLE OF CONTENTS

Schedule of Changes In Unit Values..........................................   2
CG Variable Annuity Separate Accounts
  Financial Statements......................................................   3
  Notes to Financial Statements.............................................   7
  Report of Independent Accountants.........................................   9
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund........................................  10
  AIM V.I. Diversified Income Fund..........................................  23
  AIM V.I. Global Utilities Fund............................................  36
  AIM V.I. Government Securities Fund.......................................  47
  AIM V.I. Growth Fund......................................................  56
  AIM V.I. Growth and Income Fund...........................................  69
  AIM V.I. International Equity Fund........................................  82
  AIM V.I. Money Market Fund................................................  93
  AIM V.I. Value Fund....................................................... 100
  Directors and Officers of the Funds....................................... 112

                      AIM/CIGNA HERITAGE VARIABLE ANNUITY
                      SCHEDULE OF CHANGES IN UNIT VALUES
                        PERIOD ENDED DECEMBER 31, 1997


--------------------------------------------------------------------------------
                                    12/31/96     12/31/97
                                  ACCUMULATION ACCUMULATION
  SUB-ACCOUNT                      UNIT VALUE   UNIT VALUE  % CHANGE
  AIM V.I. Capital Appreciation    $18.467244   $20.678292    12.0
  AIM V.I. Diversified Income       12.591387    13.587875     7.9
  AIM V.I. Global Utilities         13.826403    16.590836    20.0
  AIM V.I. Government Securities    11.089217    11.831813     6.7
  AIM V.I. Growth                   16.280681    20.376320    25.2
  AIM V.I. Growth and Income        15.835279    19.639381    24.0
  AIM V.I. International Equity     15.578350    16.433916     5.5
  AIM V.I. Money Market             11.155653    11.570791     3.7
  AIM V.I. Value                    17.590804    21.464229    22.0
--------------------------------------------------------------------------------

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

                     CG VARIABLE ANNUITY SEPARATE ACCOUNT
                             FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                      AIM V.I.    AIM V.I.    AIM V.I.    AIM V.I.                  AIM V.I.     AIM V.I.      AIM V.I.
                      CAPITAL    DIVERSIFIED   GLOBAL    GOVERNMENT    AIM V.I.    GROWTH AND  INTERNATIONAL    MONEY     AIM V.I.
                    APPRECIATION INCOME SUB-  UTILITIES  SECURITIES  GROWTH SUB-  INCOME SUB-   EQUITY SUB-  MARKET SUB- VALUE SUB-
                    SUB-ACCOUNT    ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT    ACCOUNT
                    ------------ ----------- ----------- ----------- ------------ ------------ ------------- ----------- -----------
ASSETS:
Investments in AIM
 Variable Insurance
 Funds, Inc. at
 value............$331,487,587 $63,872,571 $15,333,055 $22,788,493 $195,724,986 $138,416,077 $152,795,506  $44,310,515  $401,120,887
Receivable from
 Connecticut
 General Life
 Insurance
 Company..........          --      37,769      20,731          --           --           --           --        4,153            --
Receivable for
 and shares sold.      281,007          --          --      31,194      139,112       93,155      204,927           --         2,217
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
  Total assets.... 331,768,594  63,910,340  15,353,786  22,819,687  195,864,098  138,509,232  153,000,433   44,314,668   401,123,104
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
LIABILITIES:
Payable to
 Connecticut
 General Life
 Insurance
 Company..........     281,007          --          --      31,194      139,112       93,155      204,927           --         2,217

Payable for fund
 shares purchased.          --      37,769      20,731          --           --           --           --        4,153            --
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
  Total
   liabilities....     281,007      37,769      20,731      31,194      139,112       93,155      204,927        4,153         2,217
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
  Net assets......$331,487,587 $63,872,571 $15,333,055 $22,788,493 $195,724,986 $138,416,077 $152,795,506  $44,310,515  $401,120,887
                  ============ =========== =========== =========== ============ ============ ============  ===========  ============
Accumulation units
 outstanding......  16,027,198   4,695,148     921,883   1,926,036    9,603,064    7,046,189    9,290,316    3,829,515    18,682,024
Net asset value
 per accumulation
 unit.............$  20.678292 $ 13.587875 $ 16.590836 $ 11.831813 $  20.376320 $  19.639381 $  16.433916  $ 11.570791  $  21.464229
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
Accumulation net
 assets...........$331,415,083 $63,797,079 $15,294,803 $22,788,493 $195,675,112 $138,382,795 $152,676,278  $44,310,515  $400,995,241
Annuity reserves..      72,504      75,492      38,252          --       49,874       33,282      119,228           --       125,646
                  ------------ ----------- ----------- ----------- ------------ ------------ ------------  -----------  ------------
                  $331,487,587 $63,872,571 $15,333,055 $22,788,493 $195,724,986 $138,416,077 $152,795,506  $44,310,515  $401,120,887
                  ============ =========== =========== =========== ============ ============ ============  ===========  ============


  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                              AIM V.I.    AIM V.I.                                           AIM V.I.
                    AIM V.I.     AIM V.I.      GLOBAL    GOVERNMENT                AIM V.I.     AIM V.I.      MONEY
                    CAPITAL     DIVERSIFIED  UTILITIES   SECURITIES   AIM V.I.    GROWTH AND   INTERNATIONAL  MARKET       AIM V.I.
                  APPRECIATION  INCOME SUB-     SUB-        SUB-     GROWTH SUB-  INCOME SUB-  EQUITY SUB-     SUB-       VALUE SUB-
                  SUB-ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT       ACCOUNT
                  ------------  -----------  ----------  ----------  -----------  -----------  ------------ ----------   -----------
INVESTMENT INCOME:
Dividends.........$   317,483   $   56,183   $       --  $   10,597  $   852,834  $    74,359   $  695,422  $2,541,584  $ 3,569,686
EXPENSES:
Mortality and
 expense risk and
 administrative
 charges..........  4,503,470      782,235      166,846     282,560    2,458,259    1,658,181    2,156,341      684,371   5,061,020
                  -----------   ----------   ----------  ----------  -----------  -----------   ----------   ----------  -----------
  Net investment
   gain (loss).... (4,185,987)    (726,052)    (166,846)   (271,963)  (1,605,425)  (1,583,822)  (1,460,919)   1,857,213  (1,491,334)
                  -----------   ----------   ----------  ----------  -----------  -----------   ----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAIN
 ON INVESTMENTS:
Capital
 distribution from
 portfolio
 sponsor..........  4,081,919           --        4,689          --    6,434,162      111,538    2,447,183           --  10,959,402
Net realized gain
 (loss) on share
 transactions.....  1,668,285       11,722       33,624      32,115      657,668      (59,526)     615,581           --   1,082,518
                  -----------   ----------   ----------  ----------  -----------  -----------   ----------   ---------- -----------
Net realized gain.  5,750,204       11,722       38,313      32,115    7,091,830       52,012    3,062,764           --  12,041,920
Net unrealized
 gain............. 34,565,030    5,167,470    2,462,238   1,598,560   34,088,046   26,524,202    6,821,337           --  62,138,412
                  -----------   ----------   ----------  ----------  -----------  -----------   ----------   ---------- -----------
  Net realized and
   unrealized gain
   on investments. 40,315,234    5,179,192    2,500,551   1,630,675   41,179,876   26,576,214    9,884,101           --  74,180,332
                  -----------   ----------   ----------  ----------  -----------  -----------   ----------   ---------- -----------
INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS..$36,129,247   $4,453,140   $2,333,705  $1,358,712  $39,574,451  $24,992,392   $8,423,182   $1,857,213 $72,688,998
                  ===========   ==========   ==========  ==========  ===========  ===========   ==========   ========== ===========


  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                       AIM V.I.     AIM V.I.     AIM V.I.     AIM V.I.                    AIM V.I.      AIM V.I.      AIM V.I.
                       CAPITAL     DIVERSIFIED    GLOBAL     GOVERNMENT     AIM V.I.     GROWTH AND   INTERNATIONAL     MONEY
                     APPRECIATION  INCOME SUB-   UTILITIES   SECURITIES   GROWTH SUB-   INCOME SUB-    EQUITY SUB-   MARKET SUB-
                     SUB-ACCOUNT     ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
                     ------------  -----------  -----------  -----------  ------------  ------------  -------------  -----------
OPERATIONS:
Net investment gain
 (loss)............  $ (4,185,987) $  (726,052) $  (166,846) $  (271,963) $ (1,605,425) $ (1,583,822) $ (1,460,919)  $ 1,857,213
Net realized gain..     5,750,204       11,722       38,313       32,115     7,091,830        52,012     3,062,764            --
Net unrealized
 gain..............    34,565,030    5,167,470    2,462,238    1,598,560    34,088,046    26,524,202     6,821,337            --
                     ------------  -----------  -----------  -----------  ------------  ------------  ------------   -----------
  Net increase from
   operations......    36,129,247    4,453,140    2,333,705    1,358,712    39,574,451    24,992,392     8,423,182     1,857,213
                     ------------  -----------  -----------  -----------  ------------  ------------  ------------   -----------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    21,264,293    7,508,683    1,046,316    1,210,696    13,203,440    16,926,263    13,869,606    24,414,333
Participant
 transfers.........   (16,341,983)   2,206,344    1,476,613    1,453,903     2,283,051    18,996,026      (492,062)  (13,972,232)
Participant
 withdrawals and
 annuity payments..   (22,311,355)  (4,323,378)    (540,210)  (1,907,014)  (13,759,221)  (12,914,594)  (11,121,648)  (22,198,209)
                     ------------  -----------  -----------  -----------  ------------  ------------  ------------   -----------
  Net increase
   (decrease) from
   participant
   transactions....   (17,389,045)   5,391,649    1,982,719      757,585     1,727,270    23,007,695     2,255,896   (11,756,108)
                     ------------  -----------  -----------  -----------  ------------  ------------  ------------   -----------
    Total increase
     (decrease) in
     net assets....    18,740,202    9,844,789    4,316,424    2,116,297    41,301,721    48,000,087    10,679,078    (9,898,895)
NET ASSETS:
Beginning of
 period............   312,747,385   54,027,782   11,016,631   20,672,196   154,423,265    90,415,990   142,116,428    54,209,410
                     ------------  -----------  -----------  -----------  ------------  ------------  ------------   -----------
End of period......  $331,487,587  $63,872,571  $15,333,055  $22,788,493  $195,724,986  $138,416,077  $152,795,506   $44,310,515
                     ============  ===========  ===========  ===========  ============  ============  ============   ===========
                       AIM V.I.
                      VALUE SUB-
                       ACCOUNT
                     -------------
OPERATIONS:
Net investment gain
 (loss)............  $ (1,491,334)
Net realized gain..    12,041,920
Net unrealized
 gain..............    62,138,412
                     -------------
  Net increase from
   operations......    72,688,998
                     -------------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    25,805,089
Participant
 transfers.........     5,393,233
Participant
 withdrawals and
 annuity payments..   (27,229,496)
                     -------------
  Net increase
   (decrease) from
   participant
   transactions....     3,968,826
                     -------------
    Total increase
     (decrease) in
     net assets....    76,657,824
NET ASSETS:
Beginning of
 period............   324,463,063
                     -------------
End of period......  $401,120,887
                     =============


  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                       AIM V.I.     AIM V.I.     AIM V.I.     AIM V.I.                   AIM V.I.      AIM V.I.      AIM V.I.
                       CAPITAL     DIVERSIFIED    GLOBAL     GOVERNMENT     AIM V.I.    GROWTH AND   INTERNATIONAL     MONEY
                     APPRECIATION  INCOME SUB-   UTILITIES   SECURITIES   GROWTH SUB-   INCOME SUB-   EQUITY SUB-   MARKET SUB-
                     SUB-ACCOUNT     ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT
                     ------------  -----------  -----------  -----------  ------------  -----------  -------------  -----------
OPERATIONS:
Net investment gain
 (loss)............  $ (3,259,510) $ 2,646,150  $   206,222  $   796,083  $ (1,237,677) $   (61,630) $ (1,251,012)  $ 2,187,937
Net realized gain
 (loss)............      (264,756)      12,971       58,296       12,725     6,461,654      151,592       (20,437)           --
Net unrealized gain
 (loss)............    41,079,909    1,406,492      743,831     (577,837)   14,610,617   11,146,372    20,458,960            --
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
  Net increase from
   operations......    37,555,643    4,065,613    1,008,349      230,971    19,834,594   11,236,334    19,187,511     2,187,937
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    58,438,556    9,713,519    2,990,281    4,066,057    25,951,601   25,772,496    24,438,686    57,721,314
Participant
 transfers.........    20,040,794    1,047,682      468,502     (502,335)   13,274,467   18,936,372    21,101,359   (62,556,743)
Participant
 withdrawals and
 annuity payments..   (13,756,884)  (4,218,044)    (596,803)  (1,510,699)   (7,263,101)  (2,737,347)   (4,842,259)   (8,609,516)
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
  Net increase
   (decrease) from
   participant
   transactions....    64,722,466    6,543,157    2,861,980    2,053,023    31,962,967   41,971,521    40,697,786   (13,444,945)
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
    Total increase
     (decrease) in
     net assets....   102,278,109   10,608,770    3,870,329    2,283,994    51,797,561   53,207,855    59,885,297   (11,257,008)
NET ASSETS:
Beginning of
 period............   210,469,276   43,419,012    7,146,302   18,388,202   102,625,704   37,208,135    82,231,131    65,466,418
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
End of period......  $312,747,385  $54,027,782  $11,016,631  $20,672,196  $154,423,265  $90,415,990  $142,116,428   $54,209,410
                     ============  ===========  ===========  ===========  ============  ===========  ============   ===========
                       AIM V.I.
                      VALUE SUB-
                       ACCOUNT
                     -------------
OPERATIONS:
Net investment gain
 (loss)............  $ (2,326,453)
Net realized gain
 (loss)............    16,131,341
Net unrealized gain
 (loss)............    24,188,520
                     -------------
  Net increase from
   operations......    37,993,408
                     -------------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    56,528,366
Participant
 transfers.........    (9,943,809)
Participant
 withdrawals and
 annuity payments..   (17,379,567)
                     -------------
  Net increase
   (decrease) from
   participant
   transactions....    29,204,990
                     -------------
    Total increase
     (decrease) in
     net assets....    67,198,398
NET ASSETS:
Beginning of
 period............   257,264,665
                     -------------
End of period......  $324,463,063
                     =============


  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

December 31, 1997

1. ORGANIZATION

   CG Variable Annuity Separate Account (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.
   The assets of the Account are divided into variable sub-accounts invested in shares of a specific series of the AIM Variable Insurance Funds, Inc. (the
Fund), which are open-end mutual funds. Nine sub-accounts are currently available for investment within the Account: AIM V.I. Capital Appreciation Fund; AIM V.I. Diversified Income Fund; AIM V.I. Global Utilities Fund; AIM V.I. Government Securities Fund; AIM V.I. Growth Fund; AIM V.I. Growth and Income Fund; AIM V.I. International Equity Fund; AIM V.I. Money Market Fund; and AIM V.I. Value Fund.
   Effective January 1, 1998, CG Life sold its individual variable annuity business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

2. SIGNIFICANT ACCOUNTING POLICIES

   These financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.
A. INVESTMENT VALUATION:- Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the Fund as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
B. INVESTMENT TRANSACTIONS:- Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.
C. FEDERAL INCOME TAXES:- The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
D. ANNUITY RESERVES:- The amount of annuity reserves is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

3. INVESTMENTS

   Total shares held and cost of investments at December 31, 1997 were:

                                                                      COST OF
AIM V.I. SUB-ACCOUNT                                    SHARES HELD INVESTMENTS
--------------------                                    ----------- ------------
Capital Appreciation................................... 15,240,809  $216,581,673
Diversified Income.....................................  5,657,447    56,878,217
Global Utilities.......................................  1,004,788    11,358,830
Government Securities..................................  2,135,754    21,511,724
Growth.................................................  9,870,146   129,098,857
Growth and Income......................................  7,335,245    98,265,505
International Equity...................................  8,919,761   115,285,342
Money Market........................................... 44,310,515    44,310,515
Value.................................................. 19,256,884   266,261,794

   Total purchases and sales of shares for the year ended December 31, 1997, amounted to:

AIM V.I. SUB-ACCOUNT                                      PURCHASES     SALES
--------------------                                     ----------- -----------
Capital Appreciation.................................... $23,716,309 $41,209,425
Diversified Income......................................  15,183,342  10,517,741
Global Utilities........................................   3,461,485   1,640,919
Government Securities...................................   5,384,999   4,899,375
Growth..................................................  27,618,106  21,062,096
Growth and Income.......................................  33,618,525  12,083,112
International Equity....................................  19,398,850  16,156,688
Money Market............................................  67,321,055  77,219,950
Value...................................................  39,106,405  25,669,510

4. CHARGES AND DEDUCTIONS

   CG Life assumes the risk that annuitants, as a class, may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account the daily equivalent of 1.25%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.
   CG Life also deducts a daily administrative fee from the assets of each sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.
   As partial compensation for administrative services provided, CG Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. If applicable state law requires, the $35 annuity account fee will be reduced to a lesser amount. The annual annuity account fee will be waived each year that the purchaser's annuity account value equals or exceeds $100,000 on the last valuation date of that year. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

   Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. Transfer fees, for the variable sub-accounts, amounted to $1,880 for the year ended December 31, 1997.
   The fees charged by CG Life for mortality and expense risks, administrative fees and the amounts deducted for annuity account fees (included in participant withdrawals), from variable sub-accounts, for the year ended December 31, 1997, amounted to:

                                              MORTALITY
                                                 AND      ASSET BASED   ANNUITY
                                               EXPENSE   ADMINISTRATIVE ACCOUNT
AIM V.I. SUB-ACCOUNT                          RISK FEES       FEES        FEES
--------------------------------------------- ---------- -------------- --------
Capital Appreciation......................... $4,169,880    $333,590    $155,671
Diversified Income...........................    724,292      57,943      17,877
Global Utilities.............................    154,487      12,359       4,576
Government Securities........................    261,630      20,930       5,760
Growth.......................................  2,276,166     182,093      76,511
Growth and Income............................  1,535,353     122,828      50,654
International Equity.........................  1,996,612     159,729      59,349
Money Market.................................    633,677      50,694      12,023
Value........................................  4,686,130     374,890     167,888

   No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the year ended December 31, 1997, amounted to $2,217,462.

5. DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6. DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the Fund managers, that the Fund satisfies the requirements of the regulations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund (constituting the CG Variable Annuity Separate Account, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Hartford, Connecticut
February 20, 1998

The mutual fund annual report is incorporated herein by reference. It has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:

          AIM VARIABLE INSURANCE FUNDS, INC.:

          AIM/CIGNA Heritage Annual Report, December 31, 1997, consisting of pages numbered 10-112. Filed: March 3, 1998, Form Type N-30D, Registration Statement 811-07452.


DIRECTORS, OFFICERS,    BOARD OF DIRECTORS                          OFFICERS                      OFFICE OF THE FUND
AND OTHER SERVICE
PROVIDERS OF AIM        Charles T. Bauer                            Charles T. Bauer              11 Greenway Plaza
VARIABLE INSURANCE      Chairman                                    Chairman                      Suite 100
FUNDS, INC.             A I M Management Group Inc.                                               Houston, TX 77046
                                                                    Robert H. Graham              (800) 347-1919
                        Bruce L. Crockett                           President
                        Director                                                                  INVESTMENT ADVISOR
                        ACE Limited;                                John J. Arthur
                        Formerly Director, President and            Senior Vice President and     A I M Advisors, Inc.
                        Chief Executive Officer                     Treasurer                     11 Greenway Plaza
                        COMSAT Corporation                                                        Suite 100
                                                                    Carol F. Relihan              Houston, TX 77046
                        Owen Daly II                                Senior Vice President and
                        Director                                    Secretary                     TRANSFER AGENT AND CUSTODIAN
                        Cortland Trust Inc.
                                                                    Gary T. Crum                  State Street Bank & Trust Company
                        Jack Fields                                 Senior Vice President         225 Franklin Street
                        Chief Executive OfficerTexana Global Inc.;                                Boston, MA 02110
                        Formerly, Member of the                     Dana R. Sutton
                        U.S. House of Representatives               Vice President and            COUNSEL TO THE FUNDS
                                                                    Assistant Treasurer
                        Carl Frischling                                                           Freedman, Levy, Kroll &
                        Partner                                     Robert G. Alley               Simonds
                        Kramer, Levin, Naftalis & Frankel           Vice President                1050 Conn. Avenue, N.W.
                                                                                                  Washington, D.C. 20036
                        Robert H. Graham                            Stuart W. Coco
                        President and Chief Executive Officer       Vice President                COUNSEL TO THE DIRECTORS
                        A I M Management Group Inc.
                                                                    Melville B. Cox               Kramer, Levin, Naftalis & Frankel
                        John F. Kroeger                             Vice President                919 Third Avenue
                        Formerly, Consultant                                                      New York, NY 10022
                        Wendell & Stockel Associates, Inc.          Karen Dunn Kelley
                                                                    Vice President                DISTRIBUTOR
                        Lewis F. Pennock
                        Attorney                                    Jonathan C. Schoolar          A I M Distributors, Inc.
                                                                    Vice President                11 Greenway Plaza
                        Ian W. Robinson                                                           Suite 100
                        Consultant; Formerly, Executive Vice        P. Michelle Grace             Houston, TX 77046
                        President and Chief Financial Officer       Assistant Secretary
                        Bell Atlantic Management Services, Inc.                                   INDEPENDENT AUDITORS
                                                                    Nancy L. Martin
                        Louis S. Sklar                              Assistant Secretary           Tait, Weller & Baker
                        Executive Vice President                                                  8 Penn Center Plaza
                        Hines Interests                             Ofelia M. Mayo                Suite 800
                        Limited Partnership                         Assistant Secretary           Philadelphia, PA 19103

                                                                    Kathleen J. Pflueger
                                                                    Assistant Secretary

                                                                    Samuel D. Sirko
                                                                    Assistant Secretary

                                                                    Stephen I. Winer
                                                                    Assistant Secretary

                                                                    Mary J. Benson
                                                                    Assistant Treasurer

AIM Variable Insurance Funds, Inc.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Global Utilities Fund
     AIM V.I. Government Securities Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth & Income Fund
     AIM V.I. International Equity Fund
     AIM V.I. Money Market Fund
     AIM V.I. Value Fund


This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Variable Annuity.

[AIM LOGO                          [CIGNA LOGO          National Distributor:
APPEARS HERE]                      APPEARS HERE]        CIGNA Financial Advisors
                                                        900 Cottage Grove Road
            A I M Distributors, Inc.                    Bloomfield, CT 06002

CIG-AR-1